Schedule of Disaggregation of Revenue (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Total revenues		$ 659	$ 1,044	$ 2,610
US Government [Member]
Total revenues		375	761	1,014
Commercial [Member]
Total revenues		$ 284	$ 283	$ 1,596